Consolidated Statements of Convertible Preferred Shares and Shareholders’ (Deficiency) Equity - USD ($) $ in Thousands	Convertible Preferred shares	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 53,964		$ 18,063	$ (52,840)	$ (34,777)
Balance (in Shares) at Dec. 31, 2021	13,739,186	40,528,913
Exercise of Warrants to Ordinary shares			3,335		3,335
Exercise of Warrants to Ordinary shares (in Shares)		1,612,980
Issuance of shares in connection with SPAC merger and PIPE financing			74,952		74,952
Issuance of shares in connection with SPAC merger and PIPE financing (in Shares)		12,435,849
Conversion of convertible preferred shares in connection with SPAC merger	$ (53,964)		53,964		53,964
Conversion of convertible preferred shares in connection with SPAC merger (in Shares)	(13,739,186)	14,270,797
Conversion of Warrants to Convertible Preferred shares in connection with SPAC merger			35,170		35,170
Vesting of RSUs
Vesting of RSUs (in Shares)		232,361
Issuance of Ordinary shares upon exercise of share options			27		27
Issuance of Ordinary shares upon exercise of share options (in Shares)		24,100
Share-based compensation			6,748		6,748
Net loss				(33,762)	(33,762)
Balance at Dec. 31, 2022			192,259	(86,602)	105,657
Balance (in Shares) at Dec. 31, 2022		69,105,000
Exercise of Warrants to Ordinary shares
Exercise of Warrants to Ordinary shares (in Shares)		68,221
Vesting of RSUs
Vesting of RSUs (in Shares)		453,831
Issuance of Ordinary shares upon exercise of share options			49		49
Issuance of Ordinary shares upon exercise of share options (in Shares)		43,560
Share-based compensation			7,926		7,926
Net loss				(29,157)	(29,157)
Balance at Dec. 31, 2023			200,234	(115,759)	84,475
Balance (in Shares) at Dec. 31, 2023		69,670,612
Vesting of RSUs
Vesting of RSUs (in Shares)		687,356
Issuance of Ordinary shares upon exercise of share options			25		25
Issuance of Ordinary shares upon exercise of share options (in Shares)		22,602
Share-based compensation			9,916		9,916
Net loss				(31,750)	(31,750)
Balance at Dec. 31, 2024			$ 210,175	$ (147,509)	$ 62,666
Balance (in Shares) at Dec. 31, 2024		70,380,570